Intangible Assets, Net (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Intangible Assets, Net [Abstract]
Amortization expenses for finite-lived intangible assets		$ 19,219
Impairment loss amount		$ 128,128